Supplement to the
Fidelity® Variable Insurance Products
Disciplined Small Cap Portfolio Initial Class, Service Class and Service Class 2
April 30, 2021
Prospectus

On June 30, 2021, Fidelity Management & Research Company LLC (“FMR”) and Geode Capital Management, LLC (“Geode”) reached an agreement to transfer the assets relating to Geode’s management of quantitative active equity and tax-managed equity portfolios to FMR, including the fund. As part of this transaction, the parties have agreed to terminate the sub-advisory agreement between FMR and Geode for the fund, to be effective upon the closing of the transaction, on or about December 31, 2021 (the “Closing Date”). On the Closing Date, FMR will assume the management of the fund under the existing Management Contract, will be responsible for voting the fund’s proxies in accordance with the Fidelity Funds’ Proxy Voting Guidelines, and will revise the fund’s registration statement to reflect the management change. The investment objective and strategies of the fund and services provided to the fund will remain unchanged.

Geode is aligning its portfolio management team in anticipation of the transaction. Effective August 1, 2021, Louis Bottari is no longer senior portfolio manager, and Peter Matthew is no longer portfolio manager, of the fund.

VDSC-21-01 1.832801.115	July 26, 2021

Supplement to the
Fidelity® Variable Insurance Products
Disciplined Small Cap Portfolio Investor Class
April 30, 2021
Prospectus

On June 30, 2021, Fidelity Management & Research Company LLC (“FMR”) and Geode Capital Management, LLC (“Geode”) reached an agreement to transfer the assets relating to Geode’s management of quantitative active equity and tax-managed equity portfolios to FMR, including the fund. As part of this transaction, the parties have agreed to terminate the sub-advisory agreement between FMR and Geode for the fund, to be effective upon the closing of the transaction, on or about December 31, 2021 (the “Closing Date”). On the Closing Date, FMR will assume the management of the fund under the existing Management Contract, will be responsible for voting the fund’s proxies in accordance with the Fidelity Funds’ Proxy Voting Guidelines, and will revise the fund’s registration statement to reflect the management change. The investment objective and strategies of the fund and services provided to the fund will remain unchanged.

Geode is aligning its portfolio management team in anticipation of the transaction. Effective August 1, 2021, Louis Bottari is no longer senior portfolio manager, and Peter Matthew is no longer portfolio manager, of the fund.

VDSCI-21-01 1.933381.108	July 26, 2021